Exhibit 99.1

World Omni Auto Receivables Trust 2014-A
Monthly Servicer Certificate
February 28, 2017

Dates Covered
Collections Period	02/01/17 - 02/28/17
Interest Accrual Period	02/15/17 - 03/14/17
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/17	196,082,885.37	16,409
Yield Supplement Overcollateralization Amount 01/31/17	2,392,665.80	0
Receivables Balance 01/31/17	198,475,551.17	16,409
Principal Payments	9,764,732.99	450
Defaulted Receivables	384,743.73	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/17	2,203,370.36	0
Pool Balance at 02/28/17	186,122,704.09	15,934

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	21.19%

Prepayment ABS Speed	1.20%

Overcollateralization Target Amount	8,686,977.62
Actual Overcollateralization	8,686,977.62

Weighted Average APR	3.63%
Weighted Average APR, Yield Adjusted	4.62%
Weighted Average Remaining Term	32.23

Delinquent Receivables:
Past Due 31-60 days	3,608,196.26	233
Past Due 61-90 days	903,360.37	62
Past Due 91-120 days	186,614.10	10
Past Due 121+ days	0.00	0
Total	4,698,170.73	305

Total 31+ Delinquent as % Ending Pool Balance	2.52%

Recoveries	264,487.38

Aggregate Net Losses/(Gains) - February 2017	120,256.35

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.73%
Prior Net Losses Ratio	0.80%
Second Prior Net Losses Ratio	1.32%
Third Prior Net Losses Ratio	0.61%
Four Month Average	0.87%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.35%

Flow of Funds	$ Amount

Collections	10,606,023.24
Advances	(10,496.41)
Investment Earnings on Cash Accounts	6,720.71
Servicing Fee	(165,396.29)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,436,851.25

Distributions of Available Funds
(1) Class A Interest	183,052.34
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	1,136,451.44
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,686,977.62
(7) Distribution to Certificateholders	403,654.85
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,436,851.25

Servicing Fee	165,396.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 02/15/17	187,259,155.53
Principal Paid	9,823,429.06
Note Balance @ 03/15/17	177,435,726.47

Class A-1
Note Balance @ 02/15/17	0.00
Principal Paid	0.00
Note Balance @ 03/15/17	0.00
Note Factor @ 03/15/17	0.0000000%

Class A-2
Note Balance @ 02/15/17	0.00
Principal Paid	0.00
Note Balance @ 03/15/17	0.00
Note Factor @ 03/15/17	0.0000000%

Class A-3
Note Balance @ 02/15/17	67,109,155.53
Principal Paid	9,823,429.06
Note Balance @ 03/15/17	57,285,726.47
Note Factor @ 03/15/17	22.2901659%

Class A-4
Note Balance @ 02/15/17	102,340,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	102,340,000.00
Note Factor @ 03/15/17	100.0000000%

Class B
Note Balance @ 02/15/17	17,810,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	17,810,000.00
Note Factor @ 03/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	209,767.34
Total Principal Paid	9,823,429.06
Total Paid	10,033,196.40

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	52,568.84
Principal Paid	9,823,429.06
Total Paid to A-3 Holders	9,875,997.90

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2470321
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.5685439
Total Distribution Amount	11.8155760

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2045480
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.2234594
Total A-3 Distribution Amount	38.4280074

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	115.69
Noteholders' Principal Distributable Amount	884.31

Account Balances	$ Amount

Advances
Balance as of 01/31/17	48,044.36
Balance as of 02/28/17	37,547.95
Change	(10,496.41)

Reserve Account
Balance as of 02/15/17	2,171,744.40
Investment Earnings	1,083.04
Investment Earnings Paid	(1,083.04)
Deposit/(Withdrawal)	-
Balance as of 03/15/17	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40